PGIM Nasdaq-100 Buffer 12 ETF - January Annual Fund Operating Expenses - PGIM Nasdaq-100 Buffer 12 ETF - January - No Share Class	Jul. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%